12. Capital Stock (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Sale of common stock, value				$ 3,000,000
Proceeds from sale of stock				3,000,000	$ 0
Stock issued for extinguishment of debt, value				47,100
Gain on settlement of debt	$ 0		$ (9,948)	$ 279,823	$ (43,542)	$ 1,051,734	$ (382,976)
Sky Rover SPA
Stock issued with acquisition				3,371,351
Contributed capital				$ 139,885
Former CEO and Controller
Compensation forgiven, contributed capital				$ 1,673,774
Lei Pei
Sale of common stock, shares issued				6,000,000
Proceeds from sale of stock				$ 3,000,000
Contributed capital				150,000
Consulting Services
Common stock issued for services, shares		250,000
Stock-based compensation expense	$ 0			$ 65,000
Two Vendors
Stock issued for extinguishment of debt, shares	25,000
Stock issued for extinguishment of debt, value	$ 49,189
Gain on settlement of debt	$ 2,089
Goldenrise
Stock issued for conversion of debt, shares issued				123,268